Offtake Prepayment (Tables)	12 Months Ended
Jun. 30, 2024
Offtake Prepayment [Abstract]
Schedule of Offtake Prepayment
	30 June 2024 $	30 June 2023 $
Bank guarantee issued against offtake prepayment (note 9)	15,000,000	—
	15,000,000	—